Income Taxes (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Depreciation and other	$ 1,032,972	$ 172,727
Net operating loss carryforwards	13,631,820	9,966,468
Unused R&D tax credits	280,145
Less: Valuation allowance	(14,944,937)	(10,139,195)
Net deferred tax asset (liability)